Financial Instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Instruments
24.	Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements.

Euros in thousands		Carrying amount		Fair value
	IFRS 9	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Financial assets

Short-term deposits*	other financial assets at amortized cost	—	24,448	—	24,448
Bonds	other financial assets at amortized cost	12,123	—	12,113	—
Positive market value forward contracts*	At fair value through profit or loss (FVTPL)	—	914	—	914
Accounts receivable	other financial assets at amortized cost	682	1,250	682	1,250
Other current/non-current assets	other financial assets at amortized cost	691	1,586	691	1,586

Total financial assets**		13,496	28,198	13,486	28,198

Euros in thousands		Carrying amount		Fair value
	IFRS 9	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Financial liabilities
Accounts payable	other financial liabilities at amortized cost	11,624	10,052	11,624	10,052
Other current liabilities	other financial liabilities at amortized cost	727	962	727	962
Other financial liabilities	At fair value through profit or loss (FVTPL)	27,859	16,869	27,859	16,869

Total financial liabilities		40,210	27,883	40,210	27,883

*
“Short-term deposits” are classified within Other financial assets. “Bonds” are classified within Other financial assets. “Positive market value forward contract” are classified in Other current assets. “Negative market value forward contracts” are classified in Other current liabilities.

**	Financial assets, other than cash and cash equivalents.
The carrying value of financial instruments, such as cash and cash equivalents, deposits, accounts receivable and accounts payable approximate their fair value based on the short-term maturities of these instruments. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following methods and assumptions were used to estimate the fair values: All financial assets, except for derivatives, which are categorized Level 2, are categorized Level 1 and therefore are valued using quoted (unadjusted) market prices. All financial liabilities are also categorized Level 1.
The bonds` contractual cash flows represent solely payments of principal and interest and Immatics intends to hold the bonds to collect the contractual cash flows. The Group therefore accounts for the bonds as a financial asset at amortized cost.
Other financial liabilities are comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measured the warrants at fair value by using the closing price of warrants at NASDAQ. The warrants were measured in each reporting period. Changes in the fair value were recognized in the Company’s consolidated statement of loss as financial income or expense, as appropriate. The warrants were classified as level 1.